Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Financial instruments and risk management

Note 19 - Financial instruments and risk management

A.	Financial risk management

1.	General

The activities of the Company expose it to a range of financial risks: currency risks, market risks, credit risks and liquidity risks. During each period, the Company assesses the financial risks and makes decisions regarding them accordingly.

Risk management is conducted by management of the Company, which identifies, assesses and hedges the risks to the extent possible.

2.	Financial risk factors

A.	Exposure to changes in interest rates

As of December 31, 2022, the Company has no material exposure to changes in interest rates.

B.	Exposure to changes in foreign currency exchange rates

The Company had certain assets and liabilities denominated in dollars whereby the financial statements are measured and presented in shekels. In such view, the Company had an exposure to changes in the exchange rate of the dollar, which were reflected as part of the financing expenses. As of December 31, 2022, the Company has significant balance of financial assets amounted to NIS 13,005, that is denominated in foreign currency which is different from the Israeli Shekels.

The Company does not use financial instruments, including derivative instruments in order to reduce exposure to these risks.

C.	Price risks of Company’s shares

As of December 31, 2022, the Company is exposed to risks arising from changes in the price of the Company’s shares in respect of a financial liabilities measured at fair value through profit or loss, as resulted from issuance of warrants to investors through an U.S. IPO transaction, as set in Note 12C8. The fair value of such liability subject the Company to recognize losses in case there will be an increase in the price of the Company’s shares. However, the settlement of this liability will be through exercise of the Company’s shares.

D.	Credit risks

1.	As of December 31, 2022, the balances of cash, cash equivalents, short-term bank deposits and restricted deposits were deposited for mostly in various banking institutions in Israel. The Company’s management regularly assesses the financial strength of the financial institutions the Company works with. Accordingly, Company’s management believes that the credit risk in respect thereof is not high.

2.	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:

	As of December 31,
	2022	2021
Cash and cash equivalents	19,240	8,683
Short-term bank deposits	10,070	5,012
Restricted deposits	201	191
Other current assets	594	826
Trade receivables	1,097	501
Total	31,202	15,213

A.	Financial risk management

2.	Financial risk factors

E.	Liquidity risks

As of December 31, 2022, the Company’s working capital amounted to NIS 26,424.

The Company’s policy is to manage its liquidity by assessing current forecasts for purposes of managing its cash for operating purposes during the normal course of business. Depending on its current needs, the Company conducts, from time to time, additional rounds of fundraising.

As of December 31, 2022, the balance of the Company’s financial liabilities which is expected to be repaid in cash during the 12-month period following the balance sheet date, amounted to NIS 6,835. In addition, as of the same date, the Company has (i) liability in respect of grants received which will be repaid through payment of royalties of between 3.5% - 5% of the revenues deriving to the Company in the future from the know-how and technology developed as part of projects in respect of which such funding was received and (ii) leasing liability related to premises, which will be repaid based on payments schedule as determined with the landlord.

B.	A summary of financial instruments broken down by group:

	As of December 31,
	2022	2021
Financial assets measured at depreciated cost
Cash and cash equivalents	19,240	8,683
Short-term bank deposits	10,070	5,012
Trade receivables	1,097	501
Other current assets	594	826
Restricted deposits	201	191
	31,202	15,213
Financial liabilities measured at depreciated cost
Trade payables	1,956	942
Other current liabilities	2,872	3,522
Liability in respect of government grants	1,254	1,168
	6,082	5,632

Financial liabilities measured at fair value
Derivative warrants liability	1,151	-

C.	Fair value of financial instruments

Items, the carrying value of which approximates their fair value

The Company’s financial instruments which are part of its working capital, include cash and cash equivalents, short-term bank deposits, restricted deposits, trade receivables, other current assets, trade payables and other current liabilities. As of December 31, 2022 and 2021, the balances of these financial instruments in the statements of financial position constitute an approximation of their fair values. In addition, the Company has a liability in respect of government grants and a liability in respect of leasing that is measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method. Taking into consideration that there has not been a significant change in the discount rate used for recognition of the liability and the current discount rate, the balance constitutes an approximation of fair value.

D.	Disclosure regarding financial instruments periodically measured at fair value

See Note 12C8 above.

E.	Company capital risk management policy

The goals of the Company’s capital risk management policy are to preserve its ability to continue operating as a going concern with a goal of providing its shareholders with a yield on their investment and to maintain a beneficial equity structure with a goal of reducing the costs of equity.

The Company may take various steps with a goal of preserving or adapting its equity structure, including the issuance of new shares and warrants through equity fundraising for purposes of meeting its financial obligations and for purposes of continuing its development operations and commencing sales in commercial volumes.